PAINEWEBBER    GLOBAL INCOME FUND

            RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                10/31/95 04/30/95 10/31/94 ENDED 10/31/95 ENDED 10/31/95
------------------------------------------------------------------------
Class A Shares   $10.35   $10.23   $9.99       11.09%          5.09%
------------------------------------------------------------------------
Class B Shares    10.31    10.20    9.96       10.24           4.60
------------------------------------------------------------------------
Class D Shares    10.33    10.22    9.98       10.49           4.73
------------------------------------------------------------------------

Performance Summary Class A Shares

            NET ASSET VALUE
            ----------------
PERIOD                        CAPITAL GAINS  DIVIDENDS PAID FROM   TOTAL
COVERED     BEGINNING ENDING   DISTRIBUTED     PAID     CAPITAL  RETURN/1/
--------------------------------------------------------------------------
07/01/91 -
  12/31/91   $10.40   $11.05     $0.0100      $0.4800       --      11.11%
--------------------------------------------------------------------------
1992          11.05    10.42      0.1644       0.6029       --       1.22
--------------------------------------------------------------------------
1993          10.42    10.97      0.1445       0.7486       --      14.16
--------------------------------------------------------------------------
1994          10.97     9.90      0.0009       0.3213   $0.3178     (3.89)
--------------------------------------------------------------------------
01/01/95 -
  10/31/95     9.90    10.35       --          0.5861       --      10.66
--------------------------------------------------------------------------
                             Totals: $0.3198  $2.7389   $0.3178
--------------------------------------------------------------------------
                                   CUMULATIVE TOTAL RETURN AS OF
                                                       10/31/95:    36.55%
--------------------------------------------------------------------------

Performance Summary Class B Shares

            NET ASSET VALUE
            ----------------
PERIOD                        CAPITAL GAINS  DIVIDENDS PAID FROM   TOTAL
COVERED     BEGINNING ENDING   DISTRIBUTED     PAID     CAPITAL  RETURN/1/
--------------------------------------------------------------------------
03/20/87 -
  12/31/87   $10.00   $10.86     $0.1800      $0.6647       --      17.58%
--------------------------------------------------------------------------
1988          10.86    10.64      0.1489       1.3436       --      12.15
--------------------------------------------------------------------------
1989          10.64    10.25       --          0.9200       --       5.44
--------------------------------------------------------------------------
1990          10.25    10.87       --          1.1300       --      17.72
--------------------------------------------------------------------------
1991          10.87    11.05      0.0100       0.7300       --      10.75
--------------------------------------------------------------------------
1992          11.05    10.41      0.1644       0.5214       --       0.38
--------------------------------------------------------------------------
1993          10.41    10.96      0.1445       0.6689       --      13.36
--------------------------------------------------------------------------
1994          10.96     9.87      0.0009       0.2852   $0.2810     (4.77)
--------------------------------------------------------------------------
01/01/95 -
  10/31/95     9.87    10.31       --          0.5267       --       9.95
--------------------------------------------------------------------------
                             Totals: $0.6487  $6.7905   $0.2810
--------------------------------------------------------------------------
                                   CUMULATIVE TOTAL RETURN AS OF
                                                       10/31/95:   120.93%
--------------------------------------------------------------------------

Performance Summary Class D Shares

            NET ASSET VALUE
            ----------------
PERIOD                        CAPITAL GAINS  DIVIDENDS PAID FROM   TOTAL
COVERED     BEGINNING ENDING   DISTRIBUTED     PAID     CAPITAL  RETURN/1/
--------------------------------------------------------------------------
07/02/92 -
  12/31/92   $10.94   $10.42    $0.1644       $0.3744       --       0.10%
--------------------------------------------------------------------------
1993          10.42    10.97     0.1445        0.6973       --      13.64
--------------------------------------------------------------------------
1994          10.97     9.89     0.0009        0.2978   $0.2938     (4.43)
--------------------------------------------------------------------------
01/01/95 -
  10/31/95     9.89    10.33       --          0.5467       --      10.14
--------------------------------------------------------------------------
                             Totals: $0.3098  $1.9162   $0.2938
--------------------------------------------------------------------------
                                   CUMULATIVE TOTAL RETURN AS OF
                                                       10/31/95:    19.74%
--------------------------------------------------------------------------

/1Figures/assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included.

Note: The Fund offers Class C shares to the trustee of the PaineWebber Savings Investment Plan. For the one year ended October 31, 1995, and since inception, August 26, 1991 through October 31, 1995, Class C shares have had a total return of 11.39% and 36.32%, respectively. Class C shares do not have initial or contingent sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER        GLOBAL INCOME FUND

            PORTFOLIO OF INVESTMENTS                           OCTOBER 31, 1995

 PRINCIPAL
   AMOUNT                                    MATURITY           INTEREST
   (000)*                                     DATES              RATES            VALUE
 ----------                            -------------------- ----------------  -------------
LONG-TERM DEBT SECURITIES - 74.69%
 AUSTRALIA - 8.01%
            New South Wales Treasury
     66,040  Corp...................   04/01/97 to 12/01/01 11.500 to 12.500% $  56,301,000
            Queensland Treasury
     48,500  Corp. Global Issue.....         08/15/01            12.000          42,660,975
                                                                              -------------
                                                                                 98,961,975
                                                                              -------------
 CANADA - 2.34%
            Ontario Hydro Global
     83,684  Bonds..................   04/11/07 to 04/11/11 10.502 to 10.551@    21,681,773
            Province of British
             Columbia Residual
     37,025  Bonds..................         01/09/12        9.061 to  9.155@     7,279,187
                                                                              -------------
                                                                                 28,960,960
                                                                              -------------
 DENMARK - 1.00%
     66,000 Government of Denmark...         05/15/03            8.000           12,345,622
                                                                              -------------
 FINLAND - 2.03%
     97,000 Government of Finland...         03/15/04            9.500           25,083,852
                                                                              -------------
 FRANCE - 2.50%
    143,050 Government of France....   03/28/00 to 04/25/23 7.750 to  9.500      30,919,017
                                                                              -------------
 GERMANY - 8.92%
            Federal Republic of
    152,235  Germany................   07/22/02 to 01/24/24 6.250 to  8.000     110,178,628
                                                                              -------------
 IRELAND - 2.50%
     17,645 Republic of Ireland.....   11/15/97 to 07/11/03 9.250 to 11.500      30,873,049
                                                                              -------------
 NETHERLANDS - 2.87%
            Government of
     48,920  Netherlands............   09/15/01 to 06/01/06 8.500 to  8.750      35,401,847
                                                                              -------------
 NEW ZEALAND - 1.90%
            Government of New
     17,460  Zealand................   11/15/96 to 02/15/00 6.500 to 10.000      11,870,974
     16,250 International Bank for
             Reconstruction and
             Development(1).........         07/25/97            12.500          11,571,347
                                                                              -------------
                                                                                 23,442,321
                                                                              -------------
 POLAND - 1.00%
 US$ 19,300 Republic of Poland PDI..         10/27/14            3.750**         12,400,250
                                                                              -------------
 SPAIN - 9.15%
 13,230,600 Government of Spain.....   08/30/98 to 03/25/00 11.450 to 12.250    113,080,758
                                                                              -------------
 UNITED KINGDOM - 7.48%
     50,359 United Kingdom Gilt.....   01/22/97 to 09/08/03 10.000 to 15.500     92,475,005
                                                                              -------------
 UNITED STATES - 24.99%
     18,000 Chase Manhattan Corp. ..         12/01/97            7.500           18,521,928
     16,000 Clorox Corporation......         07/15/01            8.800           17,937,424
     15,000 Ford Motor Credit Corp..         07/01/01            9.500           17,181,315
            General Motors
     10,000  Acceptance Corp. MTN...         04/30/97            7.950           10,262,000
      2,250 U.S. Treasury Bonds.....         02/15/25            7.625            2,613,514
    236,870 U.S. Treasury Notes.....   12/31/96 to 08/15/05  5.625 to  8.500    242,111,610
                                                                              -------------
                                                                                308,627,791
                                                                              -------------
 Total Long-Term Debt Securities
 (cost - $900,232,784)...............                                           922,751,075
                                                                              -------------

PAINEWEBBER        GLOBAL INCOME FUND

 PRINCIPAL
  AMOUNT
  (000)*                                 MATURITY DATES     INTEREST RATES      VALUE
 ---------                            -------------------- ---------------- --------------
SHORT-TERM DEBT SECURITIES - 13.83%
 CANADA - 0.62%
  10,100   Province of Ontario.....         05/01/96            10.750%     $    7,697,573
                                                                            --------------
 NEW ZEALAND - 2.43%
           Government of New
  25,000    Zealand................         10/15/96            14.000          17,390,499
           New Zealand Treasury
  19,432    Bills..................         01/10/96            8.850@          12,625,935
                                                                            --------------
                                                                                30,016,434
                                                                            --------------
 UNITED STATES - 10.78%
           General Motors
  40,000    Acceptance Corp. MTN...   07/15/96 to 09/04/96 8.375 to 8.625       40,681,960
  94,500   U.S. Treasury Bills.....   11/09/95 to 04/25/96 5.120 to 6.173@      92,527,081
                                                                            --------------
                                                                               133,209,041
                                                                            --------------
 Total Short-Term Debt Securities
 (cost - $171,102,836)..............                                           170,923,048
                                                                            --------------
 REPURCHASE AGREEMENTS - 9.35%
  20,400   Repurchase Agreement
            dated 10/31/95, with
            Citicorp Securities,
            Inc., collateralized by
            $18,000,000 U.S.
            Treasury Bonds, 7.500%
            due 11/15/16; proceeds:
            $20,403,315............         11/01/95            5.850           20,400,000
   9,600   Repurchase Agreement
            dated 10/31/95, with
            Citicorp Securities,
            Inc., collateralized by
            $7,010,000 U.S.
            Treasury Bonds, 13.125%
            due 05/15/01; proceeds:
            $9,601,560.............         11/01/95            5.850            9,600,000
  30,000   Repurchase Agreement
            dated 10/31/95, with
            First Chicago Capital
            Markets, Inc.,
            collateralized by
            $29,045,000 U.S.
            Treasury Notes, 6.750%
            due 06/30/99; proceeds:
            $30,004,875............         11/01/95            5.850           30,000,000
  30,000   Repurchase Agreement
            dated 10/31/95, with
            Morgan Stanley Group,
            Inc., collateralized by
            $25,715,000 U.S.
            Treasury Bonds, 7.875%
            due 02/15/21; proceeds:
            $30,004,875............         11/01/95            5.850           30,000,000
  25,549   Repurchase Agreement
            dated 10/31/95, with
            Salomon Brothers Inc.,
            collateralized by
            $24,876,000 U.S.
            Treasury Notes 7.250%
            due 02/15/98; proceeds:
            $25,553,138............         11/01/95            5.830           25,549,000
                                                                            --------------
 Total Repurchase Agreements (cost -
  $115,549,000).....................                                           115,549,000
                                                                            --------------
 CALL OPTION - 0.00%
   5,517   German Deutschemarks,
            expiring 12/29/95 at
            GBP 2.300(2) (cost -
             $80,542)..............                                                    143
                                                                            --------------
 Total Investments (cost -
   $1,186,965,162) - 97.87%.........                                         1,209,223,266
 Other assets in excess of
  liabilities - 2.13%...............                                            26,274,751
                                                                            --------------
 Net Assets - 100.00%...............                                        $1,235,498,017
                                                                            ==============

-------
Note: The Portfolio of Investments is listed by the issuer's country of origin.
*  In local currency unless otherwise indicated
** Reflects rate at October 31, 1995 on floating rate instrument
@  Yield to maturity
MTN Medium Term Note
PDI Past Due Interest
(1) "Supranational" security denominated in New Zealand Dollars
(2) Contract face amount denominated in U.S. dollars representing DEM 7,692,864 against British pounds

PAINEWEBBER       GLOBAL INCOME FUND

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                 UNREALIZED
                          CONTRACT TO      IN EXCHANGE          MATURITY        APPRECIATION
                            DELIVER            FOR               DATES         (DEPRECIATION)
                         -------------- ----------------- -------------------- --------------
Australian Dollars......     59,930,781 US$    43,499,910 11/03/95 to 11/20/95    $(2,131,797)
Australian Dollars......     21,780,000 US$    16,561,512       01/16/96               22,469
Belgian Francs..........    989,000,000 US$    34,029,676 01/03/96 to 09/30/96       (521,444)
Belgian Francs..........  1,268,225,540 US$    42,874,378 12/21/95 to 09/30/96     (1,215,807)
British Pounds..........     29,700,000 US$    46,765,620       01/12/96             (108,695)
Canadian Dollars........     12,840,000 US$     9,558,408       11/14/95              (30,838)
Danish Kroners..........    133,000,000 US$    24,171,899       12/15/95             (180,390)
Danish Kroners..........    244,900,000 US$    45,383,789       11/08/95              542,620
Finnish Markkas.........    148,979,423 US$    34,381,633 12/08/95 to 12/18/95       (714,534)
German Deutschemarks....     17,924,300 US$    12,104,013       12/20/95             (635,814)
German Deutschemarks....     11,157,400 US$     7,522,519       12/20/95             (407,685)
Greek Drachmas..........  8,559,802,700 US$    35,463,866 12/20/95 to 12/27/95     (1,022,558)
Italian Lira............  9,734,166,852 US$     5,959,998       01/10/96             (151,191)
Italian Lira............ 44,677,462,500 US$    27,641,813       01/10/96             (407,062)
Netherland Guilders.....     32,884,900 US$    19,792,332       12/18/95           (1,055,876)
Spanish Pesetas.........  9,782,971,500 US$    77,324,194 12/12/95 to 01/22/96     (2,372,958)
Spanish Pesetas.........  7,163,370,000 US$    58,338,586 11/30/95 to 01/23/96       (141,841)
U.S. Dollars............     21,708,756 BFR   634,112,770       12/21/95              210,865
U.S. Dollars............      2,329,166 BFR    68,000,000       01/03/96               21,416
U.S. Dollars............      9,429,805 CAD    12,840,000       11/14/95              159,440
U.S. Dollars............     12,496,897 DEM    17,924,300       12/20/95              242,930
U.S. Dollars............      7,775,192 DEM    11,157,400       12/20/95              155,012
U.S. Dollars............     24,221,453 DKK   133,000,000       12/15/95              130,835
U.S. Dollars............     42,699,943 DKK   244,900,000       11/08/95            2,141,226
U.S. Dollars............     26,535,655 ESP 3,235,970,000       11/30/95               (1,398)
U.S. Dollars............     12,855,885 FIM    55,340,653 12/08/95 to 12/18/95        183,654
U.S. Dollars............      5,978,263 ITL 9,734,166,852       01/10/96              132,926
U.S. Dollars............     27,430,522 ITL44,677,462,500       01/10/96              618,354
U.S. Dollars............     20,490,971 NLG    32,884,900       12/18/95              357,237
                                                                                  -----------
                                                                                  $(6,180,904)
                                                                                  ===========

-------
CURRENCY TYPE ABBREVIATIONS:
BFR - Belgian Francs
CAD - Canadian Dollars
DEM - German Deutschemarks
DKK - Danish Kroners
ESP - Spanish Pesetas
FIM - Finnish Markkas
ITL - Italian Lira
NLG - Netherland Guilders

                                                    PERCENT OF NET ASSETS
INVESTMENTS BY TYPE OF ISSUER                       -------------------------
                                                     LONG-TERM     SHORT-TERM
                                                     ---------    -----------
Government and other public issuers................        69.52%        10.54%
Repurchase Agreements..............................          --           9.35
Banks..............................................         1.50           --
Financial institutions.............................         2.22          3.29
Other..............................................         1.45           --
                                                      ----------    ----------
                                                           74.69%        23.18%
                                                      ==========    ==========

                 See accompanying notes to financial statements

PAINEWEBBER         GLOBAL INCOME FUND

            STATEMENT OF ASSETS AND LIABILITIES                 OCTOBER 31, 1995

Assets
Investments in securities, at value (cost - $1,186,965,162)....  $1,209,223,266
Cash...........................................................         183,037
Cash denominated in foreign currencies, at value (cost -
  $9,930)......................................................           8,847
Receivable for investments sold................................     101,068,650
Interest receivable............................................      27,480,938
Unrealized appreciation on forward foreign currency contracts..       4,918,984
Receivable for shares of beneficial interest sold..............         373,010
Other assets...................................................         192,830
                                                                 --------------
Total assets...................................................   1,343,449,562
                                                                 --------------
Liabilities
Payable for investments purchased..............................      88,295,898
Unrealized depreciation on forward foreign currency contracts..      11,099,888
Payable for shares of beneficial interest repurchased..........       5,565,951
Payable to affiliates..........................................       1,357,525
Accrued expenses and other liabilities.........................       1,632,283
                                                                 --------------
Total liabilities..............................................     107,951,545
                                                                 --------------
Net Assets
Beneficial interest shares of $0.001 par value outstanding
 (unlimited amount authorized).................................   1,264,819,458
Distributions in excess of net investment income...............      (2,722,403)
Accumulated net realized losses from investments...............     (42,798,442)
Net unrealized appreciation of investments, other assets,
 liabilities and forward contracts denominated in foreign
 currencies....................................................      16,199,404
                                                                 --------------
Net assets.....................................................  $1,235,498,017
                                                                 ==============
Class A:
Net assets.....................................................  $  663,021,948
                                                                 --------------
Shares outstanding.............................................      64,073,319
                                                                 --------------
Net asset value and redemption value per share.................          $10.35
                                                                         ======
Maximum offering price per share (net asset value plus sales
 charge of 4.00% of offering price)............................          $10.78
                                                                         ======
Class B:
Net assets.....................................................  $  484,534,473
                                                                 --------------
Shares outstanding.............................................      46,982,335
                                                                 --------------
Net asset value and offering price per share...................          $10.31
                                                                         ======
Class C:
Net assets.....................................................  $   16,612,604
                                                                 --------------
Shares outstanding.............................................       1,604,344
                                                                 --------------
Net asset value, offering price and redemption value per share.          $10.35
                                                                         ======
Class D:
Net assets.....................................................  $   71,328,992
                                                                 --------------
Shares outstanding.............................................       6,903,724
                                                                 --------------
Net asset value, offering price and redemption value per share.          $10.33
                                                                         ======

                 See accompanying notes to financial statements

PAINEWEBBER          GLOBAL INCOME FUND

            STATEMENT OF OPERATIONS          FOR THE YEAR ENDED OCTOBER 31, 1995

Investment income:
Interest (net of foreign withholding taxes).......................  $110,162,412
                                                                    ------------
Expenses:
Investment advisory and administration............................     9,229,318
Service fees--Class A.............................................     1,499,377
Service and distribution fees--Class B............................     5,822,394
Service and distribution fees--Class D............................       538,004
Transfer agency and service fees..................................     1,119,584
Custody and accounting............................................     1,024,740
Reorganization expenses...........................................       444,650
Reports and notices to shareholders...............................       284,179
Legal and audit fees..............................................       196,938
Federal and state registration fees...............................       144,039
Trustees' fees....................................................        23,750
Other expenses....................................................        95,668
                                                                    ------------
                                                                      20,422,641
                                                                    ------------
Net investment income.............................................    89,739,771
                                                                    ------------
Realized and unrealized gains (losses) from investment activities:
Net realized losses from:
 Investment transactions..........................................   (16,067,201)
 Foreign currency transactions....................................      (954,350)
Net change in unrealized appreciation/depreciation of:
 Investments......................................................    48,868,150
 Other assets, liabilities and forward contracts denominated in
  foreign currencies..............................................     5,687,668
                                                                    ------------
Net realized and unrealized gains from investment activities......    37,534,267
                                                                    ------------
Net increase in net assets resulting from operations..............  $127,274,038
                                                                    ============

                 See accompanying notes to financial statements

PAINEWEBBER            GLOBAL INCOME FUND

            STATEMENT OF CHANGES IN NET ASSETS   FOR THE YEARS ENDED OCTOBER 31,

                                                          1995            1994
                                                     --------------  --------------
From operations:
Net investment income..............................  $   89,739,771  $  113,786,644
Net realized losses from investment transactions...     (16,067,201)    (17,079,241)
Net realized losses from foreign currency
 transactions......................................        (954,350)    (59,719,415)
Net change in unrealized appreciation/depreciation
 of investments....................................      48,868,150     (90,644,293)
Net changes in unrealized appreciation/depreciation
 of other assets, liabilities and forward contracts
 denominated in foreign currencies.................       5,687,668     (15,050,480)
                                                     --------------  --------------
Net increase (decrease) in net assets resulting
 from operations...................................     127,274,038     (68,706,785)
                                                     --------------  --------------
Dividends and distributions to shareholders from:
Net investment income--Class A.....................     (40,376,543)    (20,955,179)
Net investment income--Class B.....................     (35,685,366)    (25,638,320)
Net investment income--Class C.....................        (782,694)       (429,608)
Net investment income--Class D.....................      (4,526,987)     (3,358,807)
Paid in capital--Class A...........................        --           (20,613,399)
Paid in capital--Class B...........................        --           (25,220,157)
Paid in capital--Class C...........................        --              (422,602)
Paid in capital--Class D...........................        --            (3,304,025)
                                                     --------------  --------------
                                                        (81,371,590)    (99,942,097)
                                                     --------------  --------------
From beneficial interest transactions:
Net proceeds from the sale of shares...............      24,154,810     113,562,148
Shares issued in connection with the acquisition of
 Global Income Plus
 Fund, Inc. .......................................     230,782,432        --
Shares issued in connection with the acquisition of
 Mitchell Hutchins/Kidder, Peabody Global Fixed
 Income Fund.......................................      64,455,167        --
Cost of shares repurchased.........................    (625,332,239)   (567,552,519)
Proceeds from dividends reinvested.................      52,671,643      79,870,752
                                                     --------------  --------------
Net decrease in net assets derived from beneficial
 interest transactions.............................    (253,268,187)   (374,119,619)
                                                     --------------  --------------
Net decrease in net assets.........................    (207,365,739)   (542,768,501)
Net assets:
Beginning of year..................................   1,442,863,756   1,985,632,257
                                                     --------------  --------------
End of year .......................................  $1,235,498,017  $1,442,863,756
                                                     ==============  ==============

                 See accompanying notes to financial statements

PAINEWEBBER          NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Investment Series ("Trust") was organized under Massachusetts law by a Declaration of Trust dated December 22, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Trust previously consisted of PaineWebber Global Income Fund the ("Fund"), PaineWebber Europe Growth Fund ("Europe Growth Fund"), PaineWebber Global Energy Fund ("Global Energy Fund") and PaineWebber Global Growth and Income Fund ("Global Growth and Income Fund"). Effective August 25, 1995 Europe Growth Fund and Global Growth and Income Fund were reorganized into PaineWebber Global Equity Fund (formerly Mitchell Hutchins/Kidder, Peabody Global Equity Fund). Effective October 13, 1995 Global Energy Fund was reorganized into PaineWebber Growth and Income Fund.

The Fund offers Class A, Class B, Class C and Class D shares. Class C shares are available only to the trustee of the PaineWebber Savings Investment Plan on behalf of the Plan. Each Class represents an interest in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service/distribution charges and transfer agency expenses. In addition, Class B shares along with their pro-rata reinvested dividends shares, automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its service/distribution plan.

Effective November 10, 1995, the Fund began using industry standardized nomenclature and Class D and Class C shares were renamed Class C and Class Y shares, respectively.

Acquisition of Global Income Plus Fund, Inc. ("Global Income Plus Fund") - On June 30, 1995, the Fund acquired all the net assets of Global Income Plus Fund pursuant to a plan of reorganization approved by Global Income Plus Fund shareholders on May 25, 1995. The acquisition was accomplished by a tax-free exchange of 22,661,242 Class A shares of the Fund for the 26,096,317 shares of Global Income Plus Fund outstanding on June 30, 1995. Global Income Plus Fund's net assets at that date, valued at $230,782,432, including accumulated net realized losses of $5,949,592, net unrealized appreciation on investments of $5,094,121 and net unrealized foreign exchange ("F/X") losses of $1,867,298, were combined with those of the Fund.

Acquisition of Mitchell Hutchins/Kidder, Peabody Global Fixed Income Fund ("MH/KP Global Fixed Income Fund") - On October 27, 1995, the Fund acquired all the net assets of MH/KP Global Fixed Income Fund pursuant to a plan of reorganization approved by MH/KP Global Fixed Income Fund shareholders on

PAINEWEBBER

October 5, 1995. The acquisition was accomplished by tax free exchanges of 4,138,263 Class A, 776,391 Class C and 1,332,238 Class D shares of the Fund for 3,520,765 Class A, 659,996 Class C and 1,131,249 Class B shares, respectively, of MH/KP Global Fixed Income Fund outstanding on October 27, 1995. MH/KP Global Fixed Income Fund's net assets at that date, valued at $64,455,167, including accumulated net realized losses of $2,407,711, net unrealized appreciation of investments of $1,481,458 and net unrealized F/X losses of $165,549, were combined with those of the Fund.

Valuation of Investments - Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated and investment advisor of the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last available sale price on NASDAQ prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation generally is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available, unless the Trust's Board of Trustees determines that this does not represent fair value, (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in a computation of the Fund's net asset value on that day. If events occur materially affecting the value of such securities or currency exchange rates during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the

PAINEWEBBER

obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on trade date. Realized gains and losses from sales of investments and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses), and realized/unrealized gains and losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period.

  (2) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations.

Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency.

PAINEWEBBER

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash, U.S. government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise with respect to entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured or the Fund has terminated by entering into offsetting commitments.

Federal Taxes - The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

PAINEWEBBER

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund has entered into an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                         ANNUAL
AVERAGE DAILY NET ASSETS                                                  RATE
------------------------                                                 ------
Up to $500 million...................................................... 0.750%
In excess of $500 million up to $1.0 billion............................ 0.725
In excess of $1.0 billion up to $1.5 billion............................ 0.700
In excess of $1.5 billion up to $2.0 billion............................ 0.675
Over $2.0 billion....................................................... 0.650

At October 31, 1995, the Fund owed Mitchell Hutchins $739,717 for investment advisory and administration fees.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended October 31, 1995, no reimbursements were required pursuant to the above limitations for the Fund.

PAINEWEBBER

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B and Class D shares ("Class A Plan," "Class B Plan" and "Class D Plan," collectively "Plans"), the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class D shares and monthly distribution fees at the annual rates of 0.75% and 0.50% of the average daily net assets of Class B and Class D shares, respectively. At October 31, 1995, the Fund owed Mitchell Hutchins $588,612 for service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of Class B shares. Mitchell Hutchins has informed the Fund that for the year ended October 31, 1995, it earned the following amount in sales charges:

Initial sales charges - Class A..................................... $   43,136
Contingent deferred sales charges - Class B......................... $2,395,994

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the year ended October 31, 1995, PaineWebber earned $376,299 from the Fund. At October 31, 1995, the Fund owed PaineWebber $29,196 for service fees.

PAINEWEBBER

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at October 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

At October 31, 1995, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)............................................................ $30,258,728
Gross depreciation (investments having an excess of cost over value)...........................................................  (8,000,624)
                                                                   -----------
Net unrealized appreciation of investments........................ $22,258,104
                                                                   ===========

For the year ended October 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases........................................................ $1,054,238,511
Sales............................................................ $1,520,967,338

FEDERAL INCOME TAX STATUS

To reflect reclassifications arising from permanent "book/tax" differences for the year ended October 31, 1995, accumulated net realized gain/loss was decreased by $103,747, distributions in excess of net investment income was increased by $602,633, and beneficial interest was decreased by $498,886. Permanent book/tax differences are primarily attributable to foreign currency gains/losses and the acquisitions of Global Income Plus Fund and MH/KP Global Fixed Income Fund.

At October 31, 1995, the Fund had available a capital loss carryforward of $41,643,329 which expires as follows: $3,629,142 in 2001, $22,260,372 in 2002 and $15,753,815 in 2003. The capital loss carryforward includes capital losses acquired by the Fund pursuant to its reorganizations with PaineWebber Short-Term Global Income Fund (which was acquired by the Fund in fiscal 1993), Global Income Plus Fund and MH/KP Global Fixed Income Fund in the amounts of $1,285,400, $6,031,866 and $2,490,780, respectively.

PAINEWEBBER

            SHARES OF BENEFICIAL INTEREST

            There are an unlimited amount of $0.001 per value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                           CLASS A                     CLASS B                  CLASS C                  CLASS D
                  --------------------------  --------------------------  ---------------------  ------------------------
                    SHARES        AMOUNT        SHARES        AMOUNT       SHARES     AMOUNT       SHARES       AMOUNT
                  -----------  -------------  -----------  -------------  --------  -----------  ----------  ------------
YEAR ENDED
 OCTOBER 31,
 1995:
Shares sold.....      769,482  $   7,829,343    1,097,002  $  11,102,275   231,829  $ 2,358,107     283,304  $  2,865,085
Shares issued in
 connection with
 the acquisition
 of:
Global Income
 Plus Fund......   22,661,242    230,782,432      --            --           --         --           --           --
MH/KP Global
 Fixed Income
 Fund               4,138,263     42,716,735      --            --         776,391    8,015,347   1,332,238    13,723,085
Shares
 repurchased....  (32,813,653)  (334,286,327) (23,655,674)  (239,410,776) (779,383)  (7,995,417) (4,310,582)  (43,639,719)
Dividends
 reinvested.....    2,518,835     25,654,246    2,254,509     22,871,888    76,872      782,695     330,949     3,362,814
Shares converted
 from Class B to
 Class A........    5,525,275     55,754,624   (5,541,079)   (55,754,624)    --         --           --           --
                  -----------  -------------  -----------  -------------  --------  -----------  ----------  ------------
Net increase
 (decrease).....    2,799,444  $  28,451,053  (25,845,242) $(261,191,237)  305,709  $ 3,160,732  (2,364,091) $(23,688,735)
                  ===========  =============  ===========  =============  ========  ===========  ==========  ============
YEAR ENDED
 OCTOBER 31,
 1994:
Shares sold.....    1,514,200  $  16,176,896    5,198,224  $  55,716,072   281,719  $ 3,006,542   3,572,779  $ 38,662,638
Shares
 repurchased....  (20,711,269)  (213,693,063) (26,589,848)  (275,723,807) (178,060)  (1,807,652) (7,261,892)  (76,327,998)
Dividends
 reinvested.....    3,010,952     31,242,466    3,993,779     41,711,865    97,310    1,010,823     567,607     5,905,599
Shares converted
 from Class B to
 Class A........   18,303,275    191,707,515  (18,356,029)  (191,707,515)    --         --           --           --
                  -----------  -------------  -----------  -------------  --------  -----------  ----------  ------------
Net increase
 (decrease).....    2,117,158  $  25,433,814  (35,753,874) $(370,003,385)  200,969  $ 2,209,713  (3,121,506) $(31,759,761)
                  ===========  =============  ===========  =============  ========  ===========  ==========  ============

PAINEWEBBER          GLOBAL INCOME FUND

              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                         CLASS A
                     ---------------------------------------------------------
                                                                     FOR THE
                                                                      PERIOD
                             FOR THE YEARS ENDED                     JULY 1,
                                 OCTOBER 31,                        1991+ TO
                     --------------------------------------------  OCTOBER 31,
                       1995         1994       1993        1992       1991
                     --------     --------   --------    --------  -----------
Net asset value,
  beginning of
 period............  $   9.99     $  10.97   $  10.64    $  10.75    $ 10.40
                     --------     --------   --------    --------    -------
 Net investment
  income...........      0.77@        0.72       0.59        0.83       0.20
 Net realized and
  unrealized gains
  (losses) from
  investment and
  foreign currency
  transactions.....      0.31@       (1.05)      0.68       (0.12)      0.40
                     --------     --------   --------    --------    -------
Total
 increase/decrease
 from investment
 operations........      1.08        (0.33)      1.27        0.71       0.60
                     --------     --------   --------    --------    -------
 Dividends from net
  investment
  income...........    (0.72)        (0.33)     (0.80)      (0.64)     (0.23)
 Distributions from
  realized gains on
  investments and
  foreign currency
  transactions.....       --           --       (0.14)      (0.18)     (0.02)
 Paid in capital...       --         (0.32)       --          --         --
                     --------     --------   --------    --------    -------
Total dividends and
 distributions.....     (0.72)       (0.65)     (0.94)      (0.82)     (0.25)
                     --------     --------   --------    --------    -------
Net asset value,
 end of period.....  $  10.35     $   9.99   $  10.97    $  10.64    $ 10.75
                     ========     ========   ========    ========    =======
Total investment
 return (1)........     11.09%       (3.10)%    12.41%       6.70%      5.79%
                     ========     ========   ========    ========    =======
Ratios/Supplemental
 Data:
 Net assets, end of
  period (000's)...  $663,022     $611,855   $648,853    $107,033    $16,501
 Expenses to
  average net
  assets...........      1.24%(2)     1.17%      1.32%**     1.21%      1.35%*
 Net investment
  income to average
  net assets.......      7.47%(2)     6.94%      6.82%**     7.84%      8.59%*
 Portfolio turnover
  rate.............       113%         108%        90%         92%        53%
                                          CLASS B
                     -------------------------------------------------------------
                              FOR THE YEARS ENDED OCTOBER 31,
                     -------------------------------------------------------------
                       1995         1994        1993          1992        1991
                     ------------ ---------- ------------- ----------- -----------
Net asset value,
  beginning of
 period............  $   9.96     $  10.95   $    10.62    $    10.74  $    11.07
                     ------------ ---------- ------------- ----------- -----------
 Net investment
  income...........      0.69@        0.86         0.78          0.94        0.85
 Net realized and
  unrealized gains
  (losses) from
  investment and
  foreign currency
  transactions.....      0.30@       (1.28)        0.40         (0.32)      (0.09)
                     ------------ ---------- ------------- ----------- -----------
Total
 increase/decrease
 from investment
 operations........      0.99        (0.42)        1.18          0.62        0.76
                     ------------ ---------- ------------- ----------- -----------
 Dividends from net
  investment
  income...........    (0.64)        (0.29)       (0.71)        (0.56)      (0.97)
 Distributions from
  realized gains on
  investments and
  foreign currency
  transactions.....       --           --         (0.14)        (0.18)      (0.12)
 Paid in capital...       --         (0.28)         --            --          --
                     ------------ ---------- ------------- ----------- -----------
Total dividends and
 distributions.....     (0.64)       (0.57)       (0.85)        (0.74)      (1.09)
                     ------------ ---------- ------------- ----------- -----------
Net asset value,
 end of period.....  $  10.31     $   9.96   $    10.95    $    10.62  $    10.74
                     ============ ========== ============= =========== ===========
Total investment
 return (1)........     10.24%       (3.90)%      11.45%         5.93%       7.39%
                     ============ ========== ============= =========== ===========
Ratios/Supplemental
 Data:
 Net assets, end of
  period (000's)...  $484,534     $725,553   $1,188,890    $1,542,255  $1,593,814
 Expenses to
  average net
  assets...........      2.00%(2)     1.94 %       2.11%**       1.98%       1.94%
 Net investment
  income to average
  net assets.......      6.71%(2)     6.05 %       5.97%**       7.11%       8.09%
 Portfolio turnover
  rate.............       113%         108 %         90%           92%         33%

-------------
*Annualized
** Includes 0.15% of interest expense related to the reverse repurchase agreement transactions entered into during the fiscal year
 +Commencement of issuance of shares
@Calculated using the average shares outstanding for the year
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charge; results of Class A and Class B would be lower if sales charges were included. Total investment return information for periods less than one year is not annualized.
(2) These ratios include non-recurring reorganization expenses of 0.04% for each Class.

PAINEWEBBER             GLOBAL INCOME FUND


                     CLASS C                                                 CLASS D
 ------------------------------------------------------------------------------------------------------------

                                                                  FOR THE YEARS
       FOR THE YEARS ENDED                   FOR THE PERIOD           ENDED                    FOR THE PERIOD
           OCTOBER 31,                      AUGUST 26, 1991+       OCTOBER 31,                 JULY 2, 1992+
 -----------------------------------------   TO OCTOBER 31,  ------------------------------    TO OCTOBER 31,
   1995         1994      1993       1992         1991        1995        1994       1993           1992
 -------       -------   -------    ------  ---------------- -------     -------   --------    --------------
 $  9.99       $ 10.97   $ 10.64    $10.76       $10.53      $  9.98     $ 10.96   $  10.64       $ 10.94
 -------       -------   -------    ------       ------      -------     -------   --------       -------
    0.78@         0.75      0.71      0.81         0.17         0.71@       0.70       0.68          0.20
    0.32@        (1.06)     0.58     (0.08)        0.32         0.31@      (1.09)      0.52         (0.13)
 -------       -------   -------    ------       ------      -------     -------   --------       -------
    1.10         (0.31)     1.29      0.73         0.49         1.02       (0.39)      1.20          0.07
 -------       -------   -------    ------       ------      -------     -------   --------       -------
   (0.74)        (0.34)    (0.82)    (0.67)       (0.24)       (0.67)      (0.30)     (0.74)        (0.21)
     --            --      (0.14)    (0.18)       (0.02)         --          --       (0.14)        (0.16)
     --          (0.33)      --        --           --           --        (0.29)       --            --
 -------       -------   -------    ------       ------      -------     -------   --------       -------
   (0.74)        (0.67)    (0.96)    (0.85)       (0.26)       (0.67)      (0.59)     (0.88)        (0.37)
 -------       -------   -------    ------       ------      -------     -------   --------       -------
 $ 10.35         $9.99    $10.97    $10.64       $10.76      $ 10.33     $  9.98     $10.96        $10.64
 =======       =======   =======    ======       ======      =======     =======   ========       =======
   11.39%        (2.86)%   12.60%     6.98%        4.63%       10.49%      (3.56)%    11.64%         0.61%
 =======       =======   =======    ======       ======      =======     =======   ========       =======
 $16,613       $12,975   $12,043    $7,252       $2,565      $71,329     $92,480   $135,847       $36,598
    0.95%(2)      0.88%     1.06%**   0.94%        1.09%*       1.75%(2)    1.68%      1.83%**       1.75%*
    7.77%(2)      7.23%     7.00%**   8.15%        8.79%*       6.96%(2)    6.34%      6.17%**       7.02%*
     113%          108%       90%       92%          53%         113%        108%        90%           92%

PAINEWEBBER              REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of PaineWebber Investment Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PaineWebber Global Income Fund (a series of PaineWebber Investment Series and hereafter referred to as the "Fund") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

December 20, 1995

PAINEWEBBER               TAX INFORMATION--(UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (October 31, 1995) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Fund were derived from the following source:

       PER SHARE DATA:
       -------------------------------------
       Net investment income
         Class A............................ $0.7154
         Class B............................  0.6432
         Class C............................  0.7435
         Class D............................  0.6676

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Since the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1995. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.